UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1. Report to Stockholders.

(a)

Nicholas Equity Income Fund, Inc. NSEIX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Equity Income Fund	$35	0.69%
Key Fund Statistics
As of April 30, 2026
Net Assets	$468,070,827
Number of Portfolio Holdings	61
Portfolio Turnover Rate	38.20%

Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Microsoft Corporation	2.96%
Union Pacific Corporation	2.62%
JPMorgan Chase & Co.	2.61%
PNC Financial Services Group, Inc.	2.52%
Johnson & Johnson	2.43%
U.S. Bancorp	2.39%
Texas Instruments Incorporated	2.35%
Charles Schwab Corporation	2.23%
Mircochip Technology Incorporated	2.22%
NextEra Energy, Inc.	2.17%
Total of top ten	24.50%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026
Where Can I Find Additional Information About the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION
April 30, 2026

NICHOLAS EQUITY INCOME FUND, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights (NSEIX) For a share outstanding throughout each period

	Six Months Ended 04/30/2026		Seven Months Ended		Years Ended March 31,
	(unaudited)		10/31/2025*		2025	2024	2023	2022
NET ASSET VALUE, BEGINNING OF PERIOD	$22.15		$21.68		$21.94	$19.84	$21.57	$21.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.18		.22		.41	.44	.40	.36
Net gain (loss) on securities (realized and unrealized)	1.44		1.30		.20	2.54	(1.35)	2.02
Total from investment operations	1.62		1.52		.61	2.98	(.95)	2.38

LESS DISTRIBUTIONS
From net investment income	(.16)		(.30)		(.41)	(.45)	(.38)	(.36)
From net capital gain	(.49)		(.75)		(.46)	(.43)	(.40)	(2.20)
Total distributions	(.65)		(1.05)		(.87)	(.88)	(.78)	(2.56)

NET ASSET VALUE, END OF PERIOD	$23.12		$22.15		$21.68	$21.94	$19.84	$21.57

TOTAL RETURN	7.44	%(2)	7.39	%(2)	2.88%	15.68%	(4.31)%	11.23%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$468.1		$454.8		$449.8	$473.7	$442.0	$487.4
Ratio of expenses to average net assets	.69	%(3)	.70	%(3)	.70%	.70%	.70%	.70%
Ratio of net investment income to average net assets	1.63	%(3)	1.74	%(3)	1.88%	2.22%	2.00%	1.65%
Portfolio turnover rate	38.20	%(3)	13.72	%(2)	28.42%	11.98%	18.75%	18.11%

*	For the seven months ended October 31, 2025. Prior to April 1, 2025, the Fund’s fiscal year end was March 31.

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 96.22%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 4.19%
20,300	Home Depot, Inc.	$6,674,640
56,665	TJX Companies Inc	8,882,239
115,312	Tractor Supply Company	4,047,451
		19,604,330
	Consumer Discretionary - Consumer Durables & Apparel — 1.17%
123,307	NIKE, Inc.	5,469,899

	Consumer Discretionary - Consumer Services — 3.20%
23,400	McDonald’s Corporation	6,870,006
77,090	Starbucks Corporation	8,119,890
		14,989,896
	Consumer Staples - Consumer Staples Distribution & Retail — 1.47%
92,120	Sysco Corporation	6,882,285

	Consumer Staples - Food, Beverage & Tobacco — 2.98%
99,242	Coca-Cola Company	7,816,300
99,729	Mondelez International, Inc. Class A	6,127,350
		13,943,650
	Consumer Staples - Household & Personal Products — 3.09%
46,550	Procter & Gamble Company	6,847,040
129,408	Unilever PLC Sponsored ADR	7,632,484
		14,479,524
	Energy - Energy — 5.59%
52,285	Chevron Corporation	10,107,213
66,893	ConocoPhillips	8,413,802
119,100	Enterprise Products Partners L.P.	4,609,170
39,830	Williams Companies, Inc.	3,039,427
		26,169,612
	Financials - Banks — 7.52%
39,040	JPMorgan Chase & Co.	12,228,499
52,800	PNC Financial Services Group, Inc.	11,774,400
197,405	U.S. Bancorp	11,184,967
		35,187,866

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 96.22% (continued)
	Financials - Financial Services — 7.01%
8,444	BlackRock, Inc.	$8,997,926
43,940	Blackstone Inc.	5,517,985
114,155	Charles Schwab Corporation	10,461,164
49,500	Raymond James Financial, Inc.	7,836,840
		32,813,915
	Financials - Insurance — 2.64%
19,740	Arthur J. Gallagher & Co.	4,074,336
25,350	Chubb Limited	8,289,450
		12,363,786
	Health Care - Health Care Equipment & Services — 4.50%
88,763	Abbott Laboratories	8,058,793
85,360	Medtronic Plc	6,911,599
16,490	UnitedHealth Group Incorporated	6,109,215
		21,079,607
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 9.98%
38,619	AbbVie, Inc.	8,160,967
16,365	Amgen Inc.	5,666,381
50,117	AstraZeneca PLC Sponsored ADR	9,390,422
49,460	Johnson & Johnson	11,368,381
49,007	Merck & Co., Inc.	5,350,584
145,885	Sanofi Sponsored ADR	6,795,323
		46,732,058
	Industrials - Capital Goods — 10.90%
97,931	A. O. Smith Corporation	6,056,053
16,335	Eaton Corporation plc	7,073,218
30,320	Honeywell International, Inc.	6,498,486
38,845	IDEX Corporation	8,462,383
23,595	Illinois Tool Works Inc.	6,087,746
13,542	L3Harris Technologies Inc	4,340,888
15,620	Nordson Corporation	4,505,589
19,584	Rockwell Automation, Inc.	8,008,093
		51,032,456
	Industrials - Transportation — 2.62%
45,527	Union Pacific Corporation	12,268,616

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 96.22% (continued)
	Information Technology - Semiconductors & Semiconductor Equipment — 8.16%
20,370	Analog Devices, Inc.	$8,194,036
20,557	Broadcom Inc.	8,581,109
111,722	Microchip Technology Incorporated	10,380,091
39,180	Texas Instruments Incorporated	11,012,714
		38,167,950
	Information Technology - Software & Services — 5.55%
33,770	Accenture plc	6,035,037
26,296	International Business Machines Corporation	6,073,850
33,972	Microsoft Corporation	13,853,102
		25,961,989
	Information Technology - Technology Hardware & Equipment — 2.05%
104,710	Cisco Systems, Inc.	9,580,965

	Materials - Materials — 1.78%
16,665	Linde PLC	8,351,498

	Real Estate - Equity Real Estate Investment Trusts (REITs) — 4.97%
37,690	American Tower Corporation	6,886,340
8,250	Equinix, Inc.	8,933,348
52,340	Prologis, Inc.	7,433,327
		23,253,015
	Utilities - Utilities — 6.85%
102,185	Alliant Energy Corporation	7,503,445
90,725	CMS Energy Corporation	6,962,237
103,610	NextEra Energy, Inc.	10,141,347
63,200	WEC Energy Group Inc	7,453,808
		32,060,837

	TOTAL COMMON STOCKS
	(cost $300,331,530)	450,393,754

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS — 3.73%
	Money Market Demand Account — 1.33%
$6,214,940	U.S. Bank Money Market, 3.45%	$6,214,940

	Money Market Fund — 1.32%
6,200,000	First American Money Market Funds Government Obligations Fund - X Class, 7-day net yield, 3.58%	6,200,000

	U.S. Government Security — 1.08%
5,034,000	U.S. Treasury Bill 05/05/2026, 3.615%	5,032,006

	TOTAL SHORT-TERM INVESTMENTS
	(cost $17,446,971)	17,446,946
	TOTAL INVESTMENTS
	(cost $317,778,501) — 99.95%	467,840,700
	OTHER ASSETS, NET OF LIABILITIES — 0.05%	230,127
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$468,070,827

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities April 30, 2026 (unaudited)

ASSETS
Investments in securities at value (cost $317,778,501)	$467,840,700
Receivables
Dividend and interest	540,900
Capital stock subscription	2,507
Total receivables	543,407
Other	6,032
Total assets	468,390,139

LIABILITIES
Payables
Due to adviser
Management fee	231,054
Accounting and administration fee	6,241
Total due to adviser	237,295
Capital stock redemption	53,846
Other payable and accrued expense	28,171
Total liabilities	319,312
Total net assets	$468,070,827

NET ASSETS CONSIST OF
Paid in capital	$292,986,608
Accumulated distributable earnings	175,084,219
Total net assets	$468,070,827

NET ASSET VALUE PER SHARE ($.0001 par value, 250,000,000 shares authorized), offering price and redemption price (20,247,668 shares outstanding)	$23.12

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended April 30, 2026 (unaudited)

INCOME
Dividend (net of foreign taxes of $5,710)	$4,940,780
Interest	365,504
Total income	5,306,284

EXPENSES
Management fee	1,396,036
Administration services	37,709
Transfer agent fees	32,302
Accounting and pricing services	25,970
Audit and tax fees	15,500
Registration fees	13,516
Custodian fees	11,652
Directors’ fees	11,565
Legal fees	10,951
Printing	10,210
Insurance	8,990
Postage and mailing	5,753
Other operating expenses	8,679
Total expenses	1,588,833
Net investment income	3,717,451

NET REALIZED GAIN ON INVESTMENTS	27,748,938

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	1,419,881
Net realized and unrealized gain on investments	29,168,819
Net increase in net assets resulting from operations	$32,886,270

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited), seven months ended October 31, 2025*, and fiscal year ended March 31, 2025

	Six Months Ended 4/30/2026 (unaudited)	Seven Months Ended 10/31/2025*	Year Ended 3/31/2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,717,451	$4,620,896	$8,820,009
Net realized gain on investments	27,748,938	9,895,788	18,248,575
Change in net unrealized appreciation/depreciation on investments	1,419,881	17,403,059	(13,519,052)
Net increase (decrease) in net assets resulting from operations	32,886,270	31,919,743	13,549,532

DISTRIBUTIONS TO SHAREHOLDERS
From investment operations	(13,224,627)	(21,796,819)	(18,680,087)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued (221,244, 209,086 and 470,978 shares, respectively)	5,061,965	4,572,782	10,254,929
Reinvestment of distributions (251,620, 456,151 and 597,603 shares, respectively)	5,593,259	9,476,563	12,824,318
Cost of shares redeemed (758,226, 882,228 and 1,912,855 shares, respectively)	(17,048,782)	(19,211,696)	(41,826,656)
Change in net assets derived from capital share transactions	(6,393,558)	(5,162,351)	(18,747,409)
Total increase (decrease) in net assets	13,268,085	4,960,573	(23,877,964)

NET ASSETS
Beginning of period	454,802,742	449,842,169	473,720,133
End of period	$468,070,827	$454,802,742	$449,842,169

*	For the seven months ended October 31, 2025. Prior to April 1, 2025, the Fund’s fiscal year end was March 31.

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements April 30, 2026 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Financial Statements and Other Information on Form N-CSR for the year ended October 31, 2025.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas Equity Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$450,393,754
Money Market Deposit Account	6,214,940
Money Market Fund	6,200,000
Level 2 –
U.S. Government Security	5,032,006
Level 3 –
None	—
Total	$467,840,700

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least quarterly. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended April 30, 2026, and the years ended October 31, 2025 and March 31, 2025, was as follows:

	04/30/2026	10/31/2025	03/31/2025
Distributions paid from:
Ordinary income	$3,271,667	$6,273,809	$8,737,323
Long-term capital gain	9,952,960	15,523,010	9,942,764
Total distributions paid	$13,224,627	$21,796,819	$18,680,087

The following information for the Fund is presented on an income tax basis as of October 31, 2025.

Investment cost for federal tax purposes	$304,721,781

Unrealized appreciation	$159,632,529
Unrealized depreciation	(9,742,660)
Net unrealized appreciation	$149,889,869

The differences between U.S. GAAP financial statement and tax-basis cost is attributable primarily to the Fund’s holdings in partnership interests.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of April 30, 2026. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

April 30, 2026. At April 30, 2026, the fiscal years 2022 through 2025 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of April 30, 2026. There have been no material subsequent events since April 30, 2026 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.70% of the average net asset value up to and including $50 million and 0.60% of the average net asset value in excess of $50 million.

The Adviser may be paid for accounting and administration services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $7,489 for the period ended April 30, 2026 for legal services rendered by this law firm.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

(3)	Investment Transactions —

For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $83,672,022 and $95,400,643, respectively.

(4)	Operating Segments —

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Approval of Investment Advisory Contract (unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Semiannual Financial Statements and Other Information dated September 30, 2025.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

PAUL J. KNYCH, Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	June 26, 2026

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer

Date:	June 26, 2026